Summary of significant accounting policies - Restricted investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Oct. 01, 2022	Dec. 31, 2021	Oct. 01, 2021	Sep. 30, 2021
Summary of significant accounting policies
Investment interest rate					4.00%
Restricted investments	$ 74,031		$ 320,052
Restricted cash and short-term investments	$ 74,031		$ 246,350
Treasury rate
Summary of significant accounting policies
Investment interest rate		4.05%		0.09%